Income Tax Expense (Tables)	12 Months Ended
Oct. 31, 2024
Income Tax Expense [Abstract]
Schedule of Income Tax Expense
	Year ended October 31,	Six months ended October 31,	Year ended April 30,
	2024	2023	2023	2022
	US$	US$	US$	US$
Hong Kong Profits Tax
- Current tax	717	1,393	4,630	3,207
- Under(over) provision in prior years	-	704	(5)	(36)
Withholding tax charge for the year/period	68	-	-	-
Deferred tax credit	-	(106)	(140)	(141)
	785	1,991	4,485	3,030

Schedule of Income Tax Expense Reconciled to the Profit Before Tax

The income tax expense for the year/period can be reconciled to the profit before tax per the consolidated statements of profit or loss and other comprehensive income as follows:

	Year ended October 31,	Six months ended October 31,	Year ended April 30,
	2024	2023	2023	2022
	US$	US$	US$	US$
Profit before tax	42,460	32,777	45,298	28,870
Tax at the domestic income tax rate of 16.5%	7,006	5,408	7,474	4,764
Tax effect of income not taxable for tax purpose	(8,670)	(5,325)	(3,070)	(3,168)
Tax effect of expenses not deductible for tax purpose	963	58	51	1,010
Tax effect of share of losses of joint ventures	225	220	66	—
Tax effect of tax losses not recognized	1,193	931	289	457
Utilization of tax losses previously not recognized	-	—	(298)	—
Under(over) provision in prior years	-	704	(5)	(36)
Withholding tax on dividend income	68	-	-	-
Effect of different tax rates of subsidiaries operating in other jurisdictions	-	(5)	(20)	3
Others	-	—	(2)	—
Income tax expense for the year/period	785	1,991	4,485	3,030